FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Summary of fair value of financial instruments

	2021		2020
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	2,626,212	2,626,212	3,041,143	3,041,143
Related parties	2,678	2,678	134,354	134,354
Fair value of derivatives	3,246	3,246	—	—
Other current assets	679,193	679,193	591,523	591,523
Other non-current assets	571,637	571,637	590,864	590,864
Liabilities
Loans and Financing	11,109,786	12,630,940	14,612,934	17,014,948
Debentures	2,929,907	2,911,424	2,902,417	2,775,619
Related parties	24,648	24,648	22,855	22,855
Fair value of derivatives	—	—	971	971
Obligations with FIDC (current liabilities)	45,497	45,497	944,513	944,513
Other current liabilities	1,090,396	1,090,396	797,082	797,082
Obligations with FIDC (non-current liabilities)	—	—	42,893	42,893
Other non-current liabilities	421,873	421,873	514,886	514,886

Summary of capital management risk

Net debt/EBITDA	From 1.0 to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of long-term loans and financing, and debentures

	2021
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	8,017,140	8,017,140	—	—	—
Loans and financing	17,885,671	851,225	2,227,608	2,308,361	12,498,477
Debentures	3,492,689	1,802,373	780,537	111,218	798,561
Related parties	24,648	—	—	—	24,648
Obligations with FIDC	45,497	45,497	—	—	—
Other current liabilities	1,090,396	1,090,396	—	—	—
Other non-current liabilities	421,873	—	35,406	—	386,467
	30,977,914	11,806,631	3,043,551	2,419,579	13,708,153

	2020
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	5,437,953	5,437,953	—	—	—
Loans and financing	21,962,204	2,131,402	3,465,577	3,531,312	12,833,913
Debentures	3,077,960	66,145	2,174,184	32,604	805,027
Related parties	22,855	—	—	—	22,855
Obligations with FIDC	987,406	944,513	42,893	—	—
Other current liabilities	797,082	797,082	—	—	—
Other non-current liabilities	514,886	—	41,805	—	473,081
	32,800,346	9,377,095	5,724,459	3,563,916	14,134,876

Schedule of sensitivity analysis of financial instrument

Assumptions	Percentage of change	2021	2020
Foreign currency sensitivity analysis	5%	19,036	15,057
Interest rate sensitivity analysis	10 bps	55,964	85,147
Sensitivity analysis of changes in prices of products sold	1%	783,451	438,147
Sensitivity analysis of changes in raw material and commodity prices	1%	437,210	269,454
Currency forward contracts	5%	—	3,703
Commodity contracts	5%	4,892	—

Schedule of financial instruments per category

		Financial asset at fair
2021	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	2,626,212	2,626,212
Fair value of derivatives	3,246	—	3,246
Related parties	2,678	—	2,678
Other current assets	679,193	—	679,193
Other non-current assets	479,971	91,666	571,637
Total	1,165,088	2,717,878	3,882,966
Financial income (expenses)	1,226,743	210,988	1,437,731

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financing	—	11,109,786	11,109,786
Debentures	—	2,929,907	2,929,907
Related parties	—	24,648	24,648
Obligations with FIDC (current liabilities)	—	45,497	45,497
Other current liabilities	—	1,090,396	1,090,396
Other non-current liabilities	—	421,873	421,873
Total	—	15,622,107	15,622,107
Financial income (expenses)	(10,421)	(2,177,764)	(2,188,185)

		Financial asset at fair
2020	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	3,041,143	3,041,143
Related parties	134,354	—	134,354
Other current assets	591,523	—	591,523
Other non-current assets	530,864	60,000	590,864
Total	1,256,741	3,101,143	4,357,884
Financial income (expenses)	487,631	109,396	597,027

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financing	—	14,612,934	14,612,934
Debentures	—	2,902,417	2,902,417
Related parties	—	22,855	22,855
Obligations with FIDC (current liabilities)	—	944,513	944,513
Other current liabilities	—	797,082	797,082
Obligations with FIDC (non-current liabilities)	—	42,893	42,893
Other non-current liabilities	—	514,886	514,886
Fair value of derivatives	971	—	971
Total	971	19,837,580	19,838,551
Financial income (expenses)	(1,632)	(2,294,102)	(2,295,734)

Summary of derivative instruments

		Notional value		Amount receivable		Amount payable
Contracts	Position	2021	2020	2021	2020	2021	2020
Swap of interest rate

Maturity in 2022	buyed in US$	US$ 5.3 milion	US$ 9.9 milion	3,246	—	—	(971)

Total fair value of financial instruments				3,246	—	—	(971)

Summary of effectiveness testing of derivative financial instruments

Fair value of derivatives	2021	2020
Current assets	3,246	—
	3,246	—
Fair value of derivatives
Current liabilities	—	971
	—	971

	2021	2020
Net Income
Gains on financial instruments	28,349	858
Losses on financial instruments	(10,421)	(1,632)
	17,928	(774)
Other comprehensive income
Gains (Losses) on financial instruments	1,907	(1,972)
	1,907	(1,972)

Schedule of financial assets and liabilities measures at fair value on recurring basis

	Fair Value Measurements at Reporting Date Using
			Quoted Prices in Non-Active
			Markets for Similar Assets
	Balance per financial statements		(Level 2)
	2021	2020	2021	2020

Current assets
Short-term investments	2,626,212	3,041,143	2,626,212	3,041,143
Fair value of derivatives	3,246	—	3,246	—
Other current assets	679,193	591,523	679,193	591,523

Non-current assets
Related parties	2,678	134,354	2,678	134,354
Other non-current assets	571,637	590,864	571,637	590,864
	3,882,966	4,357,884	3,882,966	4,357,884

Current liabilities
Short-term debt	234,537	1,424,043	234,537	1,424,043
Debentures	1,531,956	7,463	1,531,956	7,463
Fair value of derivatives	—	971	—	971
Obligations with FIDC	45,497	944,513	45,497	944,513
Other current liabilities	1,090,396	797,082	1,090,396	797,082

Non-current liabilities
Long-term debt	10,875,249	13,188,891	10,875,249	13,188,891
Debentures	1,397,951	2,894,954	1,397,951	2,894,954
Related parties	24,648	22,855	24,648	22,855
Obligations with FIDC	—	42,893	—	42,893
Other non-current liabilities	421,873	514,886	421,873	514,886
	15,622,107	19,838,551	15,622,107	19,838,551

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	January 01, 2019	from financing activities	loans and financing	parties	and others	December 31, 2019
Related parties, net	(26,589)	(64,089)	—	(4,767)	—	(95,445)
Leasing payable	836,368	(161,824)	(83,620)	83,620	129,725	804,269
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	14,878,542	700,490	(945,027)	938,120	474,896	16,047,021

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2019	from financing activities	loans and financing	parties	and others	December 31, 2020
Related parties, net	(95,445)	(7,777)	—	(8,277)	—	(111,499)
Leasing payable	804,269	(247,914)	(61,727)	61,727	300,119	856,474
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	16,047,021	(1,963,283)	(1,079,981)	1,022,460	3,490,105	17,516,322

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2020	from financing activities	loans and financing	parties	and others	December 31, 2021
Related parties, net	(111,499)	139,556	—	(6,089)	2	21,970
Leasing payable	856,474	(275,944)	(68,699)	68,699	337,835	918,365
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	17,516,322	(4,506,918)	(1,100,826)	1,059,841	1,068,028	14,036,447